Share Capital and Capital reserve - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions						6 Months Ended	9 Months Ended
	Aug. 05, 2021 USD ($)	Jan. 04, 2021 $ / shares shares	Feb. 02, 2020	Jan. 02, 2020	Jan. 02, 2019	Jun. 30, 2021	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 $ / shares	Sep. 30, 2021 $ / shares	Sep. 29, 2021 EUR (€)	Jan. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price			20.00%	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share)		$ 25.2127							$ 21.7289
Preference shares, dividend payment terms, weighted average share price, minimum term required						10 days	10 days	10 days
Share repurchase programme | $								$ 300.0
Proceeds from sale or issue of treasury shares							€ 10.5	$ 12.8
Other reserves | €							€ (5.9)				€ (7.0)	€ 21.7	€ 24.5
Reserve of change in value of forward elements of forward contracts | €											€ 1.1	€ 4.4	€ 0.0
Purchase of treasury shares | $	$ 500.0
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share)										$ 10.00				$ 10.00
Ordinary shares | Founder Entities
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares		3,875,036
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share)										$ 10.00				$ 10.00